INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	At December 31,
	2012	2013

Raw materials	$5,318	$10,702
Work in progress	1,755	1,950
Finished goods	4,906	7,626
	$11,979	$20,278